4. Operating segments (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenues	$ 35,960,784	$ 21,944,761	$ 14,827,241
Cost of sales	(18,956,674)	(9,978,643)	(7,997,976)
Administrative and selling expenses	(2,633,405)	(2,137,249)	(1,624,866)
Other operating income	18,353,204	20,341,015	1,430,737
Other operating expenses	(270,754)	(204,414)	(215,578)
Impairment of property, plant and equipment and intangible assets	(4,404,442)	0	0
CVO receivables update	0	16,947,737	0
Operating income	28,048,713	46,913,207	6,419,558
Other (expenses) income	(19,387,858)	(20,901,285)	458,550
Net income for the segment	8,660,855	26,011,922	6,878,108
Share in the net income for the segment	8,660,855	26,011,922	6,878,108
Electric power generation from conventional resources
Disclosure of operating segments [line items]
Revenues	32,118,483	20,323,323	14,827,241
Cost of sales	(17,637,834)	(9,208,981)	(7,997,976)
Administrative and selling expenses	(2,363,535)	(1,981,869)	(1,576,650)
Other operating income	18,246,996	20,202,668	1,415,872
Other operating expenses	(13,676)	(92,676)	(199,642)
Impairment of property, plant and equipment and intangible assets	(4,404,442)	0	0
CVO receivables update	0	16,947,737	0
Operating income	25,945,992	46,190,202	6,468,845
Other (expenses) income	(17,701,140)	(18,591,109)	(1,212,375)
Net income for the segment	8,244,852	27,599,093	5,256,470
Share in the net income for the segment	8,244,852	27,599,093	5,256,470
Electric power generation from renewable resources
Disclosure of operating segments [line items]
Revenues	3,045,780	921,939	0
Cost of sales	(728,031)	(271,617)	0
Administrative and selling expenses	(269,870)	(155,380)	(48,216)
Other operating income	84,528	115,074	14,865
Other operating expenses	(253,440)	(109,556)	(15,936)
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update	0	0	0
Operating income	1,878,967	500,460	(49,287)
Other (expenses) income	(2,756,412)	(2,680,494)	(133,091)
Net income for the segment	(877,445)	(2,180,034)	(182,378)
Share in the net income for the segment	(877,445)	(2,180,034)	(182,378)
Natural gas distribution
Disclosure of operating segments [line items]
Revenues	30,024,854	26,306,641	16,276,782
Cost of sales	(22,336,691)	(17,463,403)	(11,477,562)
Administrative and selling expenses	(3,925,748)	(3,113,691)	(2,634,414)
Other operating income	1,147,076	354,251	5,289,224
Other operating expenses	(37,761)	(86,149)	(72,944)
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update	0	0	0
Operating income	4,871,730	5,997,649	7,381,086
Other (expenses) income	(1,938,960)	(1,766,571)	(879,511)
Net income for the segment	2,932,770	4,231,078	6,501,575
Share in the net income for the segment	1,047,213	392,480	1,700,048
Others
Disclosure of operating segments [line items]
Revenues	1,674,019	1,697,151	1,140,257
Cost of sales	(1,090,658)	(1,020,126)	(731,478)
Administrative and selling expenses	0	0	0
Other operating income	21,680	23,273	0
Other operating expenses	(3,638)	(2,182)	0
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update	0	0	0
Operating income	601,403	698,116	408,779
Other (expenses) income	(161,921)	(223,892)	(80,307)
Net income for the segment	439,482	474,224	328,472
Share in the net income for the segment	246,235	200,383	103,968
Adjustments and eliminations
Disclosure of operating segments [line items]
Revenues	(30,902,352)	(27,304,293)	(17,417,039)
Cost of sales	22,836,540	17,985,484	12,209,040
Administrative and selling expenses	3,925,748	3,113,691	2,634,414
Other operating income	(1,147,076)	(354,251)	(5,289,224)
Other operating expenses	37,761	86,149	72,944
Impairment of property, plant and equipment and intangible assets	0	0	0
CVO receivables update	0	0	0
Operating income	(5,249,379)	(6,473,220)	(7,789,865)
Other (expenses) income	3,170,575	2,360,781	2,763,834
Net income for the segment	(2,078,804)	(4,112,439)	(5,026,031)
Share in the net income for the segment	$ 0	$ 0	$ 0